CONSOLIDATED FINANCIAL STATEMENTS - Acquisition of joint venture, associate company and subsidiaries Dales Recycling Partnership and Barro Alto Solar Park (Details) R$ in Thousands, $ in Millions			12 Months Ended
	Mar. 15, 2023	Jan. 10, 2023 BRL (R$)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)	Dec. 06, 2024 BRL (R$) item	Sep. 17, 2024 BRL (R$)	Sep. 17, 2024 USD ($)
Business Combinations
Gain from a bargain purchase			R$ 41,306
Gerdau Next
Business Combinations
Equity Interests (as a percent)	33.33%
NW Capital
Business Combinations
Equity Interests (as a percent)	66.67%
Gerdau Next and NW Capital
Business Combinations
Total consideration paid					R$ 388,000
Brasil ao Cubo S.A.
Business Combinations
Amount converted into equity interest from a convertible loan		R$ 141,000
Value of equity interest acquired		R$ 37,000
Percentage of equity interests acquired		44.66%
Equity Interests (as a percent)			44.66%	44.66%	44.66%
Dales Recycling Partnership
Business Combinations
Inventories							R$ 2,524
Property, plant and equipament, net							212,945
Assets							215,469
Goodwill							116,396
Total assets							331,865
Purchase price							331,900	$ 57.4
Dales Recycling Partnership | Book Value
Business Combinations
Inventories							2,524
Property, plant and equipament, net							200,268
Assets							202,792
Total assets							202,792
Dales Recycling Partnership | Acquisition's adjustments
Business Combinations
Property, plant and equipament, net							12,677
Assets							12,677
Goodwill							116,396
Total assets							R$ 129,073
SPE's in Barro Alto Solar Park
Business Combinations
Number of SPEs acquired | item						3
Purchase price						R$ 600,000
Own capital						300,000
Investment through financing						R$ 300,000
Purchase price paid in cash				R$ 123,818